Long-Term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Weighted Interest Rate	5.02%	5.80%
Total long-term debt, Carrying Amount	$ 6,472	$ 6,647
Capital lease and other financing obligations	107	115
Bank overdrafts	5	1
Total debt and other financing arrangements	6,584	6,763
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings	355	144
Non-current portion of long-term debt and capital lease and other financing obligations	6,229	6,619
Long term debt, Fair Value	6,659	6,821
Senior secured term loan due 2013 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	218	1,287
Long term debt, Fair Value	218	1,270
Senior secured term loan due 2013 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	34	186
Long term debt, Fair Value	34	183
Senior secured term loan due 2016 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	2,315	2,338
Long term debt, Fair Value	2,324	2,290
Senior secured term loan due 2016 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	347	345
Long term debt, Fair Value	347	338
Senior secured term loan due 2017 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		500
Long term debt, Fair Value		538
Senior secured term loan due 2017 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,176
Long term debt, Fair Value	1,173
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	4,090	4,656
Long term debt, Fair Value	4,096	4,619
Senior debenture loan due 2016 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		307
Long term debt, Fair Value		350
Senior debenture loan due 2014 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	209	204
Long term debt, Fair Value	232	234
Senior debenture loan due 2018 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,084	1,084
Long term debt, Fair Value	1,211	1,165
Senior debenture loan due 2020 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	800
Long term debt, Fair Value	794
Private placement debenture loan due 2012 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		39
Long term debt, Fair Value		39
Private placement debenture loan due 2012 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		65
Long term debt, Fair Value		64
Mandatory convertible subordinated bonds due 2013 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	288	288
Long term debt, Fair Value	325	346
Debenture loans [Member]
Debt Instrument [Line Items]
Weighted Interest Rate	7.70%	9.72%
Total long-term debt, Carrying Amount	2,381	1,987
Long term debt, Fair Value	2,562	2,198
Other loans [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1	4
Long term debt, Fair Value	$ 1	$ 4
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Weighted Interest Rate	3.46%	4.13%